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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 9/30/2008 Check here if Amendment |_|: Amendment Number: ___________

                        This Amendment (Check only one):
                        |_| is a restatement
                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL 60601

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number 28- 4651

     The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Angela Newhouse
Title: Investment Information Manager
Phone: 312-236-6300

Signature, Place, and Date of Signing:

/s/Angela Newhouse
--------------------------------------
(Signature)

Chicago, Illinois
(City, State)

11/10/2008
(Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager:                0
Form 13F Information Table Entry Total:         17
Form 13F Information Table Value Total: $3,284,832 (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

     NONE

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                               13F HOLDINGS REPORT
                                    9/30/2008

         COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6        COLUMN 7           COLUMN 8
                                                                                                             Voting Authority
                            TITLE OF               VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER
      NAME OF ISSUER         CLASS      CUSIP    (X $1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
--------------------------  --------  ---------  ---------  ----------  ---  ----  ----------  --------  ----------  ------  ----
AETNA INC NEW               COM       00817Y108      3,197      88,538   SH           SOLE                   88,538
AMERICAN INTL GROUP INC     COM       026874107        208      62,365   SH           SOLE                   62,365
BAXTER INTL INC             COM       071813109        315       4,800   SH           SOLE                    4,800
BOEING CO                   COM       097023105        258       4,494   SH           SOLE                    4,494
DEVON ENERGY CORP NEW       COM       25179M103        529       5,800   SH           SOLE                    5,800
FISERV INC                  COM       337738108      1,822      38,500   SH           SOLE                   38,500
GENERAL DYNAMICS CORP       COM       369550108  2,455,353  33,351,712   SH           SOLE               33,351,712
GENERAL ELECTRIC CO         COM       369604103        665      26,097   SH           SOLE                   26,097
HOSPIRA INC                 COM       441060100        955      25,000   SH           SOLE                   25,000
JP MORGAN & CHASE & CO      COM       46625H100      9,206     197,135   SH           SOLE                  197,135
LABORATORY CORP AMER HLDGS  COM NEW   50540R409    420,494   6,050,287   SH           SOLE                6,050,287
MEDIS TECHNOLOGIES LTD      COM       58500P107      4,267   2,370,285   SH           SOLE                2,370,285
MICROSOFT CORP              COM       594918104      2,544      95,333   SH           SOLE                   95,333
MOODYS CORP                 COM       615369105    381,570  11,222,652   SH           SOLE               11,222,652
PETSMART INC                COM       716768106      2,248      90,946   SH           SOLE                   90,946
PROCTER & GAMBLE CO         COM       742718109        303       4,352   SH           SOLE                    4,352
US BANCORP DEL              COM NEW   902973304        898      24,929   SH           SOLE                   24,929

Total                                            3,284,832  53,663,225                                   53,663,225